Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Summary Of fair value measurement hierarchy of the assets and liabilities

	As at December 31, 2024
	Level 1	Level 2	Level 3	Total
	($)	($)	($)	($)
Recurring measurements
Financial assets at FVTPL
Short-term investments	214	—	—	214
Gold-linked loan	—	—	10,739	10,739
Financial assets at FVOCI
Long-term investments	—	—	1,390	1,390
Financial liabilities at FVTPL
Embedded derivative	—	—	(1,309)	(1,309)
	214	—	10,820	11,034

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
	($)	($)	($)	($)
Recurring measurements
Financial assets at FVTPL
Short-term investments	342	—	—	342
Gold-linked loan	—	—	10,139	10,139
Financial assets at FVOCI
Long-term investments	—	—	1,587	1,587
Financial liabilities at FVTPL
Embedded derivative	—	—	(1,921)	(1,921)
	342	—	9,805	10,147

Schedule of Liquidity to Meet Obligations Payments Due by Period	The Company believes it has the adequate liquidity to meet its obligations and to finance its planned activities.

	Payments Due by Period
	Total	Less than 1 year	1 – 3 years	4 – 5 years	After 5 years
	($)	($)	($)	($)	($)
Lease obligations	298	96	202	—	—
Revolving credit facility - principal	25,287	—	25,287	—	—
Revolving credit facility - interest	5,467	2,199	3,268	—	—
Convertible debentures - principal	40,000	—	—	40,000	—
Convertible debentures - interest	17,167	4,000	12,000	1,167	—
	88,219	6,295	40,757	41,167	—